ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$52,490	$57,932
Total non-current assets	1,923	3,227

Total assets	$54,413	$61,159

Total current liabilities	$11,334	$11,327
Total non-current liabilities	401	1,732

Total liabilities	$11,735	$13,059

	For the years ended December 31,
	2010	2011	2012
Net revenues	$79,591	$92,298	$78,940
Net income/(loss)	$137	$3,512	$(837)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$172	$1,880	$4,464
Net cash used in investing activities	1,228	(2,026)	(1,645)
Net cash provided by financing activities	$—	$—	$—

CDTV Holding's subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2012, CDTV Holding’s subsidiaries, VIE and VIE’s subsidiaries include the following entities:

	Date of incorporation /acquisition	Place of incorporation /establishment	Percentage of economic ownership
Subsidiaries
CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited	December 6, 2007	Hong Kong	100%
(“Golden Benefit”)
China Super Media Holdings Limited	February 25, 2008	Hong Kong	100%
(“CSM Holdings”)
N-S Investment Holdings Co., Ltd	July 23, 2010	the PRC	100%
(“N-S Investment Holdings”)
Beijing Cyber Cloud Co., Ltd.	January 19, 2011	the PRC	90%
(“Cyber Cloud”)
Beijing Joysee Technology Co., Ltd	May 13, 2011	the PRC	64.8%
(“Joysee”)
Beijing Super Movie Technology Co., LTD	September 23, 2011	the PRC	90%
(“Super Movie”)

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE’s subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd	February 28, 2010	the PRC	100%
(“Guangdong R&D”)
N-S Media Investment Co., Ltd	December 19, 2007	the PRC	100%
(“N-S Media Investment”)